12. Income Taxes: Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%
Tax Reform Act Impact	(13.00%)	0.00%	0.00%
Tax effect of S corporation status	2.90%	74.60%	(12.60%)
Tax exempt income	(9.80%)	(24.20%)	(4.50%)
Miscellaneous	0.70%	(0.90%)	0.00%
Effective Income Tax Rate Reconciliation, Percent	14.80%	83.50%	16.90%